Trade and Other Receivables - Summary of Trade and Other Receivables (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Unbilled revenue from construction contracts	$ 402	$ 361	$ 297
Retentions held by customers in respect of construction contracts	$ 204	$ 204	$ 202